Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Kirr, Marbach Partners Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.39%	13.77%	9.93%
Kirr, Marbach Partners Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.02%	12.54%	8.71%
Kirr, Marbach Partners Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.50%	10.84%	7.81%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%